SCHEDULE OF ACCRUED EXPENSES (Details) - Freight App Inc [Member] - HKD ($)	Dec. 31, 2021	Dec. 31, 2020
Accrued payroll	$ 289,408	$ 120,926
Accrued value added tax	30,374	17,956
Accrued cost of revenue	603,332	489,071
Accrued professional services	12,466	136,017
Other accrued liabilities	3,527	18,527
Total accrued expenses	$ 939,107	$ 782,497